Restructuring Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Jun. 28, 2013		Jun. 29, 2012		Mar. 29, 2013		Mar. 30, 2012		Apr. 01, 2011
Restructuring Reserve [Roll Forward]
Restructuring liability at beginning of period	$ 11	[1]	$ 0	[1]	$ 0	[1]
Restructuring costs	7		27		264		140		0
Costs not affecting restructuring liability					0	[1],[2]
Cash paid					(6)	[1]
Other					0	[1],[3]
Restructuring liability at end of period	141				11	[1]	0	[1]
Restructuring liability					190		119
Increase (Decrease) in Accrued Liabilities					186		112
Increase (Decrease) in Other Accrued Liabilities					4		7
MSS [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs					142
BSS [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs					87
NPS
Restructuring Reserve [Roll Forward]
Restructuring costs	0				13
Corporate [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs	(2)				22
Restructuring Plan Fiscal 2013 Plan [Member]
Restructuring Reserve [Roll Forward]
Restructuring liability at beginning of period	176		0		0
Restructuring costs	7				233
Costs not affecting restructuring liability					(22)	[2]
Cash paid	(47)				(33)
Other	(1)				(2)	[3]
Restructuring liability at end of period	134				176
Restructuring Plan Fiscal 2013 Plan [Member] | Pension Benefit Augmentation [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs					21
Restructuring Plan Fiscal 2013 Plan [Member] | Workforce reductions
Restructuring Reserve [Roll Forward]
Restructuring liability at beginning of period	155		0		0
Restructuring costs	7				206
Costs not affecting restructuring liability					(22)	[2]
Cash paid	(37)				(27)
Other	(1)				(2)	[3]
Restructuring liability at end of period	123				155
Restructuring Plan Fiscal 2013 Plan [Member] | Facility Closing [Member]
Restructuring Reserve [Roll Forward]
Restructuring liability at beginning of period	10		0		0
Restructuring costs	0				10
Costs not affecting restructuring liability					0	[2]
Cash paid	0				0
Other	0				0	[3]
Restructuring liability at end of period	10				10
Restructuring Plan Fiscal 2013 Plan [Member] | Professional Fees [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs					17	[1]
Restructuring Plan Fiscal 2013 Plan [Member] | MSS [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs					133
Restructuring Plan Fiscal 2013 Plan [Member] | BSS [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs					65
Restructuring Plan Fiscal 2013 Plan [Member] | NPS
Restructuring Reserve [Roll Forward]
Restructuring costs					13
Restructuring Plan Fiscal 2013 Plan [Member] | Corporate [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs					22
Restructuring Plan Fiscal 2012 Plan [Member]
Restructuring Reserve [Roll Forward]
Restructuring liability at beginning of period	14		119		119		0
Restructuring costs	0		27		31		140
Costs not affecting restructuring liability					(1)	[2]	(20)	[2]
Cash paid	(6)				(133)		0
Other	(1)				(2)	[4]	(1)	[4]
Restructuring liability at end of period	7				14		119
Restructuring Plan Fiscal 2012 Plan [Member] | Pension Benefit Augmentation [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs					1		20
Restructuring Plan Fiscal 2012 Plan [Member] | Workforce reductions
Restructuring Reserve [Roll Forward]
Restructuring liability at beginning of period	9		110		110		0
Restructuring costs					31		131
Costs not affecting restructuring liability					(1)	[2]	(20)	[2]
Cash paid	(6)				(129)		0
Other	0				(2)	[4]	(1)	[4]
Restructuring liability at end of period	3				9		110
Restructuring Plan Fiscal 2012 Plan [Member] | Facility Closing [Member]
Restructuring Reserve [Roll Forward]
Restructuring liability at beginning of period	5		9		9		0
Restructuring costs					0		9
Costs not affecting restructuring liability					0	[2]	0	[2]
Cash paid	0				(4)		0
Other	(1)				0	[4]	0	[4]
Restructuring liability at end of period	4				5		9
Restructuring Plan Fiscal 2012 Plan [Member] | MSS [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs					9		73
Restructuring Plan Fiscal 2012 Plan [Member] | BSS [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs					22		66
Restructuring Plan Fiscal 2012 Plan [Member] | NPS
Restructuring Reserve [Roll Forward]
Restructuring costs			0		0		1
Restructuring Plan Fiscal 2012 Plan [Member] | Corporate [Member]
Restructuring Reserve [Roll Forward]
Restructuring costs			0		0		0
Accrued expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Current	137
Other Long Term Liabilities [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Noncurrent	$ 4

[1]	Other direct costs associated with the restructuring program.
[2]	Charges primarily consist of pension benefit augmentations and are recorded as a pension liability.
[3]	Foreign currency translation adjustments.
[4]	Foreign currency translation adjustments